Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 0	$ 0
Restricted cash	357,953	189,260
Accounts and other receivables	89,729	577
Accounts receivable—affiliate	99,765	2,457
Advances to affiliate	25,892	28,312
Inventory	88,521	5,742
Other current assets	25,242	8,412
Other current assets—affiliate	10,585	0
Total current assets	697,687	234,760
Property, plant and equipment, net	11,874,843	9,841,407
Debt issuance costs, net	58,655	132,091
Non-current derivative assets	66,788	30,304
Other non-current assets, net	185,343	194,818
Total assets	12,883,316	10,433,380
Current liabilities
Accounts payable	22,750	13,420
Accrued liabilities	407,469	201,559
Current debt	223,500	15,000
Due to affiliates	33,016	53,848
Deferred revenue	45,921	0
Derivative liabilities	11,481	6,430
Total current liabilities	744,137	290,257
Long-term debt, net	11,649,229	9,205,559
Non-current derivative liabilities	2,001	2,884
Other non-current liabilities—affiliate	1,679	3,393
Commitments and contingencies (see Note 13)
Member’s equity	486,270	931,287
Total liabilities and member’s equity	$ 12,883,316	$ 10,433,380